Commitments and Contingencies (Details) - Mar. 17, 2025	USD ($)	CNY (¥)
Beijing Xindaxing Technology Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Advisory service fees	$ 299,430	¥ 2,145,000